UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street,

New York, NY 10005

(Address of principal executive offices)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

SCHEDULE OF INVESTMENTS

DB-X MSCI BRAZIL CURRENCY-HEDGED EQUITY FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—47.2%
Basic Materials—9.1%
Cia Siderurgica Nacional SA	6,000	$61,598
Fibria Celulose SA	2,000	18,181
MMX Mineracao e Metalicos SA*	2,100	11,997
Ultrapar Participacoes SA	2,600	58,548
Usinas Siderurgicas de Minas Gerais SA	1,700	15,285
Vale SA	10,500	267,262

		432,871

Communications—1.1%
Tele Norte Leste Participacoes SA	600	8,026
Tim Participacoes SA	7,171	42,970

		50,996

Consumer, Cyclical—2.4%
Brookfield Incorporacoes SA	2,300	8,800
Cia Hering	1,000	26,845
Lojas Renner SA	1,100	41,572
MRV Engenharia e Participacoes SA	1,700	13,642
Raia Drogasil SA	1,700	16,334
Rossi Residencial SA	1,400	8,373

		115,566

Consumer, Non-cyclical—10.9%
Amil Participacoes SA	1,000	11,472
Anhanguera Educacional Participacoes SA	1,200	15,688
BRF—Brasil Foods SA	5,200	108,224
CCR SA	7,600	60,543
Cielo SA	1,800	64,128
Cosan SA Industria e Comercio	1,000	17,994
Diagnosticos da America SA	2,000	18,576
Ecorodovias Infraestrutura e Logistica SA	1,600	12,951
Hypermarcas SA	2,700	17,657
JBS SA*	6,500	27,631
Localiza Rent a Car SA	900	16,719
Natura Cosmeticos SA	2,100	48,915
Redecard SA	2,900	60,390
Souza Cruz SA	2,700	40,706

		521,594

Energy—10.6%
Hrt Participacoes EM Petroleo SA*	100	39,482
OGX Petroleo e Gas Participacoes SA*	10,400	103,137
Petroleo Brasileiro SA	24,200	361,891

		504,510

Financials—8.4%
Banco do Brasil SA	4,200	68,115
Banco Santander Brasil SA	5,000	53,603
BM&FBovespa SA	15,700	106,236
BR Malls Participacoes SA	3,400	44,113
CETIP SA—Balcao Organizado de Ativos e Derivativos	1,600	29,675
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	19,362
Odontoprev SA	900	15,550
PDG Realty SA Empreendimentos e Participacoes	9,600	41,535
Porto Seguro SA	900	11,372
Sul America SA	1,000	10,919

		400,480

Industrial—1.7%
All America Latina Logistica SA	3,800	22,062
Duratex SA	2,000	11,087
Embraer SA	4,700	35,170
Multiplan Empreendimentos Imobiliarios SA	600	13,661

		81,980

Technology—0.3%
Totvs SA	900	16,729

Utilities—2.7%
Centrais Eletricas Brasileiras SA	2,500	26,976
Cia de Saneamento Basico do Estado de Sao Paulo	800	30,015
CPFL Energia SA	1,600	25,781
EDP—Energias do Brasil SA	700	17,120
Light SA	700	11,100
Tractebel Energia SA	1,100	19,524

		130,516

TOTAL COMMON STOCKS (Cost $2,216,677)		2,255,242

PREFERRED STOCKS—52.6%
Basic Materials—11.8%
Braskem SA	1,300	11,908
Gerdau SA	6,300	65,522
Klabin SA	4,100	20,509
Metalurgica Gerdau SA, Class A	2,300	30,470
Suzano Papel e Celulose SA	1,400	6,726
Usinas Siderurgicas de Minas Gerais SA	3,900	26,572
Vale SA	16,200	401,781

		563,488

Communications—2.5%
Brasil Telecom SA	2,500	16,815
Tele Norte Leste Participacoes SA	2,200	24,059
Telefonica Brasil SA	2,300	68,240
Telemar Norte Leste SA	300	7,631

		116,745

Consumer, Cyclical—1.0%
Gol Linhas Aereas Inteligentes SA	900	7,877
Lojas Americanas SA	2,600	27,677
TAM SA	600	13,993

		49,547

Consumer, Non-cyclical—5.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	900	41,613
Cia de Bebidas das Americas	5,200	208,939

		250,552

Diversified—2.8%
Itausa—Investimentos Itau SA	18,800	131,373

Energy—10.2%
Petroleo Brasileiro SA	34,200	487,533

Financials—15.4%
Banco Bradesco SA	15,500	280,529
Banco do Estado do Rio Grande do Sul	1,700	20,245
Bradespar SA	1,900	39,997
Itau Unibanco Holding SA	18,600	397,507

		738,278

Utilities—3.7%
AES Tiete SA	1,000	14,797
Centrais Eletricas Brasileiras SA	1,900	28,855
Cia de Transmissao de Energia Electrica Paulista	300	10,138
Cia Energetica de Minas Gerais	2,800	64,177
Cia Energetica de Sao Paulo	1,300	28,487
Cia Paranaense de Energia	600	15,087
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	800	17,242

		178,783

TOTAL PREFERRED STOCKS (Cost $2,454,748)		2,516,299

RIGHTS—0.0% (a)
Industrial—0.0% (a)
Duratex SA, Expires 3/19/12*	2	7

TOTAL RIGHTS (Cost $0)		7

TOTAL INVESTMENTS—99.8%
(Cost $4,671,425) (b)		$4,771,548
Other assets less liabilities—0.2%		9,414

NET ASSETS—100.0%		$4,780,962

As of February 29, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/5/2012	BRL	8,124,000	USD	4,601,790	$(123,309)
The Bank of New York Mellon	3/5/2012	BRL	567,525	USD	322,000	(8,085)
The Bank of New York Mellon	3/5/2012	BRL	10,000	USD	5,725	(91)
HSBC	4/4/2012	BRL	4,057,000	USD	2,344,409	1,811
JP Morgan & Chase Co.	4/4/2012	BRL	4,057,000	USD	2,344,680	2,082
JP Morgan & Chase Co.	4/4/2012	BRL	167,742	USD	97,000	142
The Bank of New York Mellon	3/5/2012	USD	314,879	BRL	550,000	5,013
The Bank of New York Mellon	3/5/2012	USD	16,251	BRL	28,000	34
The Bank of New York Mellon	3/5/2012	USD	4,732,610	BRL	8,123,525	(7,787)

						$(130,190)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2012.

Currency Abreviations

BRL – Brazilian Real

USD – U.S. Dollar

*	Non-Income producing securities.

(a) Less than 0.1%.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $100,123 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $298,030 and aggregate gross unrealized depreciation of $197,907.

SCHEDULE OF INVESTMENTS

DB-X MSCI CANADA CURRENCY-HEDGED EQUITY FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—93.3%

Basic Materials—20.4%
Agnico-Eagle Mines Ltd.	600	$21,812
Agrium, Inc.	550	46,793
Barrick Gold Corp.	3,490	166,978
Cameco Corp.	1,400	34,383
Centerra Gold, Inc.	600	12,067
Eldorado Gold Corp.	2,400	36,675
First Quantum Minerals Ltd.	1,600	36,610
Franco-Nevada Corp.	500	22,093
Goldcorp, Inc.	2,850	138,172
IAMGOLD Corp.	1,300	19,655
Inmet Mining Corp.	200	13,579
Ivanhoe Mines Ltd. *	1,000	17,353
Kinross Gold Corp.	3,900	43,160
New Gold, Inc. *	1,400	16,357
Osisko Mining Corp. *	1,300	16,476
Pan American Silver Corp.	400	10,006
Potash Corp. of Saskatchewan, Inc.	2,950	137,236
Silver Wheaton Corp.	1,200	45,941
Sino-Forest Corp. (Hong Kong)*	900	—
Teck Resources Ltd., Class B	2,050	82,087
Yamana Gold, Inc.	2,700	46,881

		964,314

Communications—4.4%
BCE, Inc.	900	36,875
Bell Aliant, Inc.	300	8,347
Rogers Communications, Inc., Class B	1,450	55,585
Shaw Communications, Inc., Class B	1,300	26,685
TELUS Corp.	200	11,639
TELUS Corp.—Non Vote, Class A	500	29,142
Thomson Reuters Corp.	1,300	37,720

		205,993

Consumer, Cyclical—3.0%
Alimentation Couche Tard, Inc., Class B	400	12,326
Canadian Tire Corp. Ltd., Class A	300	19,050
Gildan Activewear, Inc.	400	9,997
Magna International, Inc., Class A	700	33,343
Shoppers Drug Mart Corp.	800	33,983
Tim Hortons, Inc.	600	32,418

		141,117

Consumer, Non-cyclical—2.6%
Empire Co. Ltd., Class A	50	2,880
George Weston Ltd.	200	12,904
Loblaw Cos. Ltd.	400	14,036
Metro, Inc., Class A	300	15,542
Ritchie Bros Auctioneers, Inc.	300	7,319
Saputo, Inc.	500	20,739
Valeant Pharmaceuticals International, Inc. *	950	50,378

		123,798

Energy—25.8%
ARC Resources Ltd.	1,000	25,822
Athabasca Oil Sands Corp. *	1,100	13,652
Baytex Energy Corp.	400	23,132
Bonavista Energy Corp.	500	11,623
Canadian Natural Resources Ltd.	3,860	143,289
Canadian Oil Sands Ltd.	1,750	41,793
Cenovus Energy, Inc.	2,675	103,977
Crescent Point Energy Corp.	1,000	47,350
Enbridge, Inc.	2,600	100,274
EnCana Corp.	2,550	51,956
Enerplus Corp.	700	16,937
Husky Energy, Inc.	1,200	32,418
Imperial Oil Ltd.	1,050	50,184
MEG Energy Corp. *	400	17,594
Nexen, Inc.	1,900	38,732
Niko Resources Ltd.	200	9,450
Pacific Rubiales Energy Corp.	1,000	29,036
Pembina Pipeline Corp.	600	17,022
Pengrowth Energy Corp.	1,200	12,237
Penn West Petroleum Ltd.	1,600	34,945
Precision Drilling Corp. *	800	9,686
Progress Energy Resources Corp.	700	7,662
Suncor Energy, Inc.	5,460	196,558
Talisman Energy, Inc.	3,700	50,857
Tourmaline Oil Corp. *	450	11,697

TransCanada Corp.	2,450	107,885
Vermilion Energy, Inc.	300	14,751

		1,220,519

Financial—29.5%
Bank of Montreal	2,260	132,660
Bank of Nova Scotia	3,780	203,813
Brookfield Asset Management, Inc., Class A	2,050	64,062
Brookfield Office Properties, Inc. (United States)	800	13,899
Canadian Imperial Bank of Commerce	1,350	104,635
CI Financial Corp.	600	13,341
Fairfax Financial Holdings Ltd.	75	31,001
Great-West Lifeco, Inc.	900	20,948
H&R Real Estate Investment Trust REIT	300	7,162
IGM Financial, Inc.	400	18,471
Industrial Alliance Insurance & Financial Services, Inc.	300	8,180
Intact Financial Corp.	400	24,256
Manulife Financial Corp.	6,300	78,825
National Bank of Canada	600	46,741
Onex Corp.	300	11,021
Power Corp. of Canada	1,200	30,320
Power Financial Corp.	900	25,005
RioCan Real Estate Investment Trust REIT	500	13,704
Royal Bank of Canada	5,070	285,309
Sun Life Financial, Inc.	2,050	45,063
Toronto-Dominion Bank (The)	2,690	219,751

		1,398,167

Industrial—5.2%
Bombardier, Inc., Class B	5,000	24,003
CAE, Inc.	800	8,619
Canadian National Railway Co.	1,550	119,432
Canadian Pacific Railway Ltd.	600	44,958
Finning International, Inc.	600	17,440
SNC-Lavalin Group, Inc.	550	20,789
Viterra, Inc.	1,200	12,977

		248,218

Technology—1.1%
CGI Group, Inc., Class A *	700	14,984
Open Text Corp. *	200	12,201
Research In Motion Ltd. *	1,700	24,105

		51,290

Utilities—1.3%
Canadian Utilities Ltd., Class A	300	19,993
Fortis, Inc.	700	23,092
TransAlta Corp.	800	16,890

		59,975

TOTAL COMMON STOCKS (Cost $4,615,481)		4,413,391

TOTAL INVESTMENTS—93.3% (Cost $4,615,481)		$4,413,391
Other assets less liabilities—6.7%		318,864

NET ASSETS—100.0%		$4,732,255

The Fund had the following futures contracts open as of February 29, 2012:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
S&P/TSX 60 IX Futures	2	$290,181	3/15/2012	$14,750

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2012.

As of February 29, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(2)
The Bank of New York Mellon	3/5/2012	USD	8,004	CAD	8,000	$80
The Bank of New York Mellon	3/5/2012	USD	4,365,383	CAD	4,300,051	(19,980)
The Bank of New York Mellon	3/5/2012	CAD	4,389,000	USD	4,373,387	(61,903)
JPMorgan Chase & Co.	4/4/2012	CAD	2,229,500	USD	2,261,858	10,380
HSBC	4/4/2012	CAD	2,229,500	USD	2,261,844	10,366

						$(61,057)

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2012.

Currency Abbreviations

CAD—Canadian Dollar

USD—U.S. Dollar

*	Non-Income producing securities.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized depreciation was $202,090 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $148,659 and aggregate gross unrealized depreciation of $350,749,.

REIT—Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS

DB-X MSCI EAFE CURRENCY-HEDGED EQUITY FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—95.3%

Australia—7.0%
AGL Energy Ltd.	641	$9,590
AMP Ltd.	13,070	56,208
ASX Ltd.	532	17,676
Australia & New Zealand Banking Group Ltd.	7,950	187,146
BHP Billiton Ltd.	9,796	379,258
Caltex Australia Ltd.	1,400	20,660
Commonwealth Bank of Australia	4,670	247,564
Computershare Ltd.	427	3,544
Crown Ltd.	2,094	18,864
CSL Ltd.	1,947	68,447
Iluka Resources Ltd.	1,400	25,074
Leighton Holdings Ltd.	2,094	57,378
Macquarie Group Ltd.	1,996	57,304
Metcash Ltd.	4,188	19,044
National Australia Bank Ltd.	6,282	159,469
Newcrest Mining Ltd.	2,248	80,740
Orica Ltd.	1,099	32,059
Origin Energy Ltd.	4,083	59,596
QBE Insurance Group Ltd.	3,740	46,728
Rio Tinto Ltd.	1,281	92,664
Santos Ltd.	4,629	71,587
SP AusNet	16,754	17,878
Sydney Airport	4,888	13,734
Telstra Corp. Ltd.	21,552	76,275
Wesfarmers Ltd.	3,105	96,902
Westfield Group REIT	7,445	70,183
Westpac Banking Corp.	9,213	206,503
Woodside Petroleum Ltd.	1,834	73,246
Woolworths Ltd.	3,864	104,884
Worleyparsons Ltd.	588	18,521

		2,388,726

Austria—0.5%
Erste Group Bank AG	2,094	52,547
OMV AG	322	11,982
Raiffeisen Bank International AG	700	25,353
Verbund AG, Class A	700	19,622
Vienna Insurance Group AG Wiener Versicherung Gruppe	700	30,907
Voestalpine AG	700	24,812

		165,223

Belgium—0.9%
Anheuser-Busch InBev NV	2,411	161,959
Bekaert SA	700	23,404
Colruyt SA	700	27,437
Groupe Bruxelles Lambert SA	99	7,436
Solvay SA	200	24,610
UCB SA	700	28,267
Umicore SA	399	20,759

		293,872

Denmark—1.3%
AP Moller—Maersk A/S, Class A	7	53,838
AP Moller—Maersk A/S, Class B	7	56,448
Carlsberg A/S, Class B	609	47,942
Danske Bank A/S*	3,361	60,530
DSV A/S	700	16,307
Novo Nordisk A/S, Class B	1,276	178,924
Novozymes A/S, Class B	700	20,823
TDC A/S	1,400	11,096

		445,908

Finland—0.7%
Fortum OYJ	2,122	52,726
Kone OYJ, Class B*	476	28,278
Neste Oil OYJ	700	8,622
Nokia OYJ	11,137	58,461
Nokian Renkaat OYJ	700	31,065
Sampo OYJ, Class A	2,122	59,794
Sanoma OYJ	700	9,154
Wartsila OYJ Abp	56	1,928

		250,028

France—9.4%
Aeroports de Paris	700	55,304
Air Liquide SA	874	113,567
Alstom SA	1,162	50,067
Arkema SA	200	18,327
AXA SA	5,105	82,331
BNP Paribas SA	2,921	142,572
Bouygues SA	600	19,089
Bureau Veritas SA	700	57,831
Carrefour SA	1,701	42,651
Christian Dior SA	112	17,376
Cie de St-Gobain	1,169	55,508
Cie Generale de Geophysique—Veritas*	700	21,627
Cie Generale des Etablissements Michelin, Class B	770	53,099
Cie Generale d’Optique Essilor International SA	861	68,551
CNP Assurances	2,794	40,277
Credit Agricole SA	4,650	29,780
Danone	1,793	121,304
Dassault Systemes SA	700	58,120
EDF SA	799	19,922
Eutelsat Communications SA	700	26,104
France Telecom SA	5,731	87,464
GDF Suez	3,813	98,909
Gecina SA REIT	700	67,223
Iliad SA	700	92,842
JCDecaux SA*	700	19,426
Klepierre REIT	700	22,233
Lafarge SA	1,057	49,162
Lagardere SCA	700	20,965
Legrand SA	525	19,060
L’Oreal SA	707	80,639
LVMH Moet Hennessy Louis Vuitton SA	802	134,953
Natixis	12,566	45,420
Pernod-Ricard SA	700	72,427
PPR	413	70,211
Renault SA	600	31,767
Sanofi	3,435	254,039
Schneider Electric SA	1,442	97,999
SCOR SE	700	18,526
Societe BIC SA	700	70,384
Societe Generale SA	1,869	60,385
Sodexo	287	22,090
Suez Environnement Co	2,794	40,910
Technip SA	301	32,856
Total SA	6,452	360,948
Unibail-Rodamco SE REIT	315	60,853
Vallourec SA	329	23,166
Vinci SA	1,309	68,164
Vivendi SA	3,934	84,489

		3,200,917

Germany—8.4%
Adidas AG	945	74,257
Allianz SE	1,361	165,062
BASF SE	2,799	245,748
Bayer AG	2,496	184,561
Bayerische Motoren Werke AG	973	90,004
Beiersdorf AG	308	19,291
Celesio AG	700	12,963
Commerzbank AG*	14,835	37,276
Continental AG*	277	25,217
Daimler AG	2,707	163,720
Deutsche Bank AG (a)	2,848	133,013
Deutsche Boerse AG	896	59,413
Deutsche Lufthansa AG	2,794	38,788
Deutsche Post AG	3,775	66,313
Deutsche Telekom AG	8,652	100,977
E.ON AG	5,503	126,581
Fraport AG Frankfurt Airport Services Worldwide	700	43,054
Fresenius Medical Care AG & Co. KGaA	966	67,671
Fresenius SE & Co. KGaA	665	68,752
GEA Group AG	499	16,860
Hannover Rueckversicherung AG	700	38,857
Heidelbergcement AG	371	19,974
Hochtief AG	700	48,878
Infineon Technologies AG*	6,149	62,188
K+S AG	882	44,037
Kabel Deutschland Holding AG*	700	42,033
Lanxess AG	300	22,423
Linde AG	497	82,636
MAN SE	504	58,083
Merck KGaA	140	14,476
Muenchener Rueckversicherungs AG	553	80,639
RWE AG	1,545	70,398
SAP AG	2,615	176,463
Siemens AG	2,514	250,737
Suedzucker AG	700	20,280
ThyssenKrupp AG	1,463	39,480
Volkswagen AG	88	14,913
Wacker Chemie AG	343	33,862

		2,859,878

Greece—0.1%
Coca-Cola Hellenic Bottling Co. SA*	2,094	39,337
Hellenic Telecommunications Organization SA	1,400	4,439

		43,776

Hong Kong—3.8%
AIA Group Ltd.	25,200	95,521
Cathay Pacific Airways Ltd.	35,000	69,493
Cheung Kong Holdings Ltd.	7,000	102,344
CLP Holdings Ltd.	10,500	92,733
Galaxy Entertainment Group Ltd.*	13,100	32,360
Hang Lung Properties Ltd.	20,600	77,952
Hong Kong Exchanges & Clearing Ltd.	3,500	65,251
Hutchison Whampoa Ltd.	7,000	69,583
Kerry Properties Ltd.	14,000	66,424
Li & Fung Ltd.	26,400	60,586
Link REIT (The)	7,100	26,638
MTR Corp.	21,000	74,727
New World Development Co. Ltd.	49,000	67,471
Power Assets Holdings Ltd.	4,400	32,959
Sands China Ltd.	8,200	30,818
Shangri-La Asia Ltd.	12,900	32,266
Sino Land Co. Ltd.	14,740	26,302
Sun Hung KAI Properties Ltd.	8,000	123,154

Swire Pacific Ltd., Class A	2,300	26,155
Wheelock & Co. Ltd.	21,000	72,155
Wynn Macau Ltd.	16,800	44,295

		1,289,187

Ireland—0.9%
CRH PLC	3,305	70,628
Experian PLC	5,441	81,843
Shire PLC	2,255	78,852
WPP PLC	5,813	74,306

		305,629

Israel—0.4%
Bank Hapoalim BM	3,221	10,436
Israel Chemicals Ltd.	1,400	14,848
Teva Pharmaceutical Industries Ltd.	2,814	126,075

		151,359

Italy—1.9%
A2A SpA	9,771	9,835
Assicurazioni Generali SpA	3,431	55,265
Autogrill SpA	1,400	14,213
Banca Monte dei Paschi di Siena SpA	14,661	7,833
Banco Popolare SC	5,364	9,862
Enel Green Power SpA	6,282	12,370
Enel SpA	19,304	77,465
ENI SpA	7,180	165,587
Intesa Sanpaolo SpA	29,543	57,505
Luxottica Group SpA	700	25,283
Mediaset SpA	3,494	10,353
Mediobanca SpA	1,400	9,121
Pirelli & C SpA	1,400	14,586
Prysmian SpA	700	12,087
Saipem SpA	1,330	67,281
Telecom Italia SpA	49,856	57,456
Unicredit SpA	3,956	20,587
Unione di Banche Italiane SCPA	2,416	11,195

		637,884

Japan—20.1%
Aisin Seiki Co. Ltd.	700	24,645
Asahi Kasei Corp.	800	5,068
Astellas Pharma, Inc.	2,100	86,284
Bank of Yokohama Ltd. (The)	7,000	33,756
Bridgestone Corp.	3,500	84,217
Canon, Inc.	3,300	149,391
Central Japan Railway Co.	7	57,436
Chubu Electric Power Co., Inc.	2,100	38,517
Chugai Pharmaceutical Co. Ltd.	700	11,453
Chugoku Electric Power Co., Inc. (The)	1,400	25,386
Credit Saison Co. Ltd.	2,100	41,902
Dai-ichi Life Insurance Co. Ltd. (The)	28	36,787
Daikin Industries Ltd.	700	20,753
Daito Trust Construction Co. Ltd.	100	8,808
Daiwa Securities Group, Inc.	7,000	29,020
Denso Corp.	2,100	69,414
Dentsu, Inc.	700	21,743
East Japan Railway Co.	1,400	89,729
Eisai Co. Ltd.	700	28,331
Electric Power Development Co. Ltd.	700	17,885
FamilyMart Co. Ltd.	700	27,297
Fanuc Corp.	800	144,963
Fast Retailing Co. Ltd.	100	20,704
FUJIFILM Holdings Corp.	1,400	35,426
Hitachi Chemical Co. Ltd.	700	12,925
Hitachi Ltd.	14,000	81,461
Hokkaido Electric Power Co., Inc.	1,400	20,684
Hokuriku Electric Power Co.	1,400	26,057
Honda Motor Co. Ltd.	4,500	171,331
Hoya Corp.	1,400	32,585
Isetan Mitsukoshi Holdings Ltd.	2,100	23,638
Isuzu Motors Ltd.	21,000	118,317
ITOCHU Corp.	7,000	79,653
Japan Tobacco, Inc.	22	116,915
JGC Corp.	700	20,262
JSR Corp.	700	14,699
Jupiter Telecommunications Co. Ltd.	7	6,820
JX Holdings, Inc.	11,200	70,267
Kansai Electric Power Co., Inc. (The)	2,400	39,738
Kao Corp.	1,700	43,478
KDDI Corp.	15	95,214
Keikyu Corp.	1,500	13,360
Keio Corp.	1,800	12,931
Keyence Corp.	100	26,227
Kobe Steel Ltd.	35,000	60,709
Komatsu Ltd.	2,800	83,425
Kubota Corp.	4,000	39,365
Kuraray Co. Ltd.	3,500	50,461
Kyocera Corp.	700	61,914
Kyushu Electric Power Co., Inc.	1,400	20,581
Lawson, Inc.	700	41,161
Makita Corp.	700	29,106
McDonald’s Holdings Co. Japan Ltd.	700	18,247
Mitsubishi Chemical Holdings Corp.	4,300	24,756
Mitsubishi Corp.	4,200	102,869
Mitsubishi Electric Corp.	7,000	62,775
Mitsubishi Estate Co. Ltd.	8,000	144,667
Mitsubishi Gas Chemical Co., Inc.	1,000	6,348
Mitsubishi Heavy Industries Ltd.	14,200	66,554
Mitsubishi Materials Corp.	28,000	90,245
Mitsubishi Tanabe Pharma Corp.	2,100	28,675
Mitsubishi UFJ Financial Group, Inc.	38,500	198,916
Mitsui & Co. Ltd.	5,500	94,655
Mitsui Fudosan Co. Ltd.	500	9,485
Mizuho Financial Group, Inc.	73,000	122,131
MS&AD Insurance Group Holdings	1,400	30,018
Murata Manufacturing Co. Ltd.	700	41,721
NGK Insulators Ltd.	7,000	96,186
Nidec Corp.	400	37,791
Nikon Corp.	1,100	29,783
Nintendo Co. Ltd.	800	118,096
Nippon Electric Glass Co. Ltd.	7,000	65,445
Nippon Steel Corp.	28,000	80,600
Nippon Telegraph & Telephone Corp.	2,400	113,224
Nissan Motor Co. Ltd.	7,700	78,809
Nissin Foods Holdings Co. Ltd.	700	26,264

Nitori Holdings Co. Ltd.	700	59,159
Nitto Denko Corp.	500	20,544
Nomura Holdings, Inc.	14,700	67,812
NTT Data Corp.	7	23,586
NTT DoCoMo, Inc.	49	83,666
Odakyu Electric Railway Co. Ltd.	3,000	28,638
OJI Paper Co. Ltd.	1,600	7,952
Omron Corp.	600	13,286
Oriental Land Co. Ltd.	700	72,506
ORIX Corp.	350	33,713
Otsuka Holdings Co. Ltd.	2,800	78,637
Panasonic Corp.	6,900	64,425
Rakuten, Inc.	21	20,873
Resona Holdings, Inc.	5,600	26,798
Rinnai Corp.	700	50,806
Rohm Co. Ltd.	300	15,094
Sankyo Co. Ltd.	700	33,670
Secom Co. Ltd.	700	33,196
Sega Sammy Holdings, Inc.	700	13,270
Sekisui Chemical Co. Ltd.	1,000	8,587
Sekisui House Ltd.	1,800	17,050
Seven & I Holdings Co. Ltd.	2,800	77,363
Shikoku Electric Power Co., Inc.	700	19,272
Shimamura Co. Ltd.	700	76,552
Shin-Etsu Chemical Co. Ltd.	1,400	75,004
Shiseido Co. Ltd.	1,100	19,093
Shizuoka Bank Ltd. (The)	7,000	71,128
SMC Corp.	100	17,050
Softbank Corp.	3,000	89,347
Sony Corp.	3,200	68,377
Sony Financial Holdings, Inc.	700	12,805
Sumco Corp.*	700	7,526
Sumitomo Corp.	5,600	83,011
Sumitomo Mitsui Financial Group, Inc.	4,100	139,054
Sumitomo Mitsui Trust Holdings, Inc.	10,000	34,691
Sumitomo Realty & Development Co. Ltd.	1,100	25,656
Suzuki Motor Corp.	700	16,594
T&D Holdings, Inc.	2,100	24,516
Taisho Pharmaceutical Co. Ltd.*	834	66,790
Takeda Pharmaceutical Co. Ltd.	2,400	108,352
TDK Corp.	400	20,864
Terumo Corp.	500	24,080
Tobu Railway Co. Ltd.	3,200	16,651
Toho Gas Co. Ltd.	1,000	5,831
Tohoku Electric Power Co., Inc.	1,400	16,465
Tokio Marine Holdings, Inc.	2,800	77,328
Tokyo Electric Power Co., Inc. (The) *	6,300	17,438
Tokyo Electron Ltd.	700	38,837
Tokyu Corp.	1,600	7,696
Toppan Printing Co. Ltd.	1,000	7,861
Toray Industries, Inc.	4,200	29,863
Toshiba Corp.	24,000	105,105
Toyo Seikan Kaisha Ltd.	1,400	20,512
Toyota Industries Corp.	700	21,821
Toyota Motor Corp.	7,800	321,922
Toyota Tsusho Corp.	700	14,045
Unicharm Corp.	700	36,210
West Japan Railway Co.	500	20,390
Yahoo Japan Corp.	42	13,278
Yakult Honsha Co. Ltd.	700	21,631
Yamato Holdings Co. Ltd.	1,300	20,502

		6,874,238

Netherlands—4.7%
Aegon NV*	56	293
Akzo Nobel NV	980	55,589
ASML Holding NV	1,834	84,299
European Aeronautic Defence & Space Co. NV	2,325	84,456
Fugro NV	700	51,406
Heineken Holding NV	1,050	46,864
Heineken NV	1,155	60,983
ING Groep NV*	11,802	104,689
Koninklijke Ahold NV	4,909	67,888
Koninklijke DSM NV	499	27,756
Koninklijke KPN NV	4,769	51,688
Koninklijke Philips Electronics NV	2,892	60,704
Randstad Holding NV	700	26,486
Royal Dutch Shell PLC, Class A	11,048	401,878
Royal Dutch Shell PLC, Class B	8,059	298,664
SBM Offshore NV	700	12,702
Tenaris SA	358	6,964
TNT Express NV	1,400	17,442
Unilever NV	4,716	156,639

		1,617,390

New Zealand—0.0% (b)
Contact Energy Ltd.*	3,494	14,082

Norway—1.1%
Aker Solutions ASA	700	12,142
Arcelormittal	2,521	53,151
DNB ASA	4,678	60,051
Seadrill Ltd.	1,000	41,453
Statoil ASA	3,277	93,806
Telenor ASA	4,202	77,659
Yara International ASA	546	26,775

		365,037

Portugal—0.2%
Galp Energia SGPS SA, Class B	2,094	36,519
Jeronimo Martins SGPS SA*	1,400	25,852

		62,371

Singapore—3.1%
Capitaland Ltd.	8,100	19,948
City Developments Ltd.	1,000	8,899
DBS Group Holdings Ltd.	7,000	79,479
Global Logistic Properties Ltd.*	49,000	85,412
Golden Agri-Resources Ltd.	133,000	77,632
Hutchison Port Holdings Trust, Class U	83,729	66,565
Jardine Cycle & Carriage Ltd.	300	11,464
Olam International Ltd.	35,000	66,605
Oversea-Chinese Banking Corp. Ltd.	15,000	107,704
SembCorp Industries Ltd.	21,000	88,826
SembCorp Marine Ltd.	21,000	89,833
Singapore Exchange Ltd.	14,000	80,710
Singapore Technologies Engineering Ltd.	35,000	88,994
Singapore Telecommunications Ltd.	35,000	88,714
United Overseas Bank Ltd.	8,000	115,459

		1,076,244

Spain—2.9%
Acciona SA	700	55,071
Amadeus It Holding SA, Class A	700	13,336
Banco Bilbao Vizcaya Argentaria SA	13,701	122,830
Banco Popular Espanol SA	2,794	11,469
Banco Santander SA	26,237	217,670
Bankia SA*	2,633	10,650
Distribuidora Internacional de Alimentacion SA*	1,701	8,317
EDP Renovaveis SA*	2,794	14,555
Enagas SA	700	14,358
Ferrovial SA	1,400	17,720
Gas Natural SDG SA	980	16,581
Grifols SA*	700	14,549
Iberdrola SA	12,478	73,846
Inditex SA	784	72,396
Mapfre SA	13,259	45,593
Red Electrica Corp. SA	329	16,610
Repsol YPF SA	2,325	60,620
Telefonica SA	12,169	207,686
Zardoya Otis SA	700	9,438

		1,003,295

Sweden—2.6%
ASSA Abloy AB, Class B	236	7,169
Atlas Copco AB, Class A	2,717	70,874
Boliden AB	700	12,261
Hennes & Mauritz AB, Class B	3,161	113,603
Hexagon AB, Class B	770	15,477
Husqvarna AB, Class B	2,094	12,602
Lundin Petroleum AB*	702	16,381
Millicom International Cellular SA	91	10,198
Modern Times Group AB, Class B	700	34,234
Nordea Bank AB	7,704	74,283
Sandvik AB	3,746	57,236
Skandinaviska Enskilda Banken AB, Class A	7,984	59,740
SKF AB, Class B	1,236	31,251
Svenska Handelsbanken AB, Class A	2,115	71,024
Swedbank AB, Class A	3,922	67,097
Swedish Match AB	651	24,862
Telefonaktiebolaget LM Ericsson, Class B	9,332	93,718
Teliasonera AB	9,141	66,698
Volvo AB, Class B	4,041	58,965

		897,673

Switzerland—9.2%
ABB Ltd.*	6,324	129,458
Adecco SA*	252	12,629
Aryzta AG*	219	10,869
Baloise Holding AG	700	55,090
Cie Financiere Richemont SA	1,568	96,278

Credit Suisse Group AG*	3,650	98,078
Geberit AG*	112	24,042
Givaudan SA*	24	22,668
Glencore International PLC	6,282	43,174
Holcim Ltd.*	903	58,889
Julius Baer Group Ltd.*	630	24,686
Kuehne + Nagel International AG	168	22,117
Lonza Group AG*	154	8,002
Nestle SA	10,344	632,279
Novartis AG	7,120	387,913
Pargesa Holding SA	700	51,956
Roche Holding AG	2,139	372,380
Schindler Holding AG	847	103,228
SGS SA	14	26,230
Sika AG	7	15,243
Sonova Holding AG*	707	78,929
Sulzer AG	700	100,509
Swatch Group AG (The)	147	66,651
Swiss Life Holding AG*	461	53,147
Swiss Re AG*	1,232	73,127
Swisscom AG	70	27,885
Syngenta AG*	280	91,301
Transocean Ltd.	1,071	57,084
UBS AG*	10,891	152,284
Xstrata PLC	6,387	121,932
Zurich Financial Services AG*	449	113,057

		3,131,115

United Kingdom—16.1%
Admiral Group PLC	700	11,994
Anglo American PLC	3,969	167,296
ARM Holdings PLC	7,346	66,556
AstraZeneca PLC	3,949	176,379
Aviva PLC	10,022	58,721
BAE Systems PLC	13,168	65,507
Barclays PLC	35,630	138,874
BG Group PLC	9,794	236,444
BHP Billiton PLC	6,050	196,106
BP PLC	58,017	454,477
British American Tobacco PLC	5,867	296,533
British Land Co. PLC REIT	2,612	19,543
British Sky Broadcasting Group PLC	5,119	54,563
BT Group PLC, Class A	22,763	77,859
Carnival PLC	357	10,496
Centrica PLC	15,115	73,101
Compass Group PLC	7,248	72,644
Diageo PLC	7,117	170,232
Essar Energy PLC*	2,094	3,495
Eurasian Natural Resources Corp. PLC	1,400	15,602
Fresnillo PLC	700	21,181
GKN PLC	4,900	17,056
GlaxoSmithKline PLC	15,413	340,096
HSBC Holdings PLC	54,775	483,892
Imperial Tobacco Group PLC	3,138	124,356
Johnson Matthey PLC	700	25,702
Kazakhmys PLC	700	12,350
Land Securities Group PLC REIT	2,346	25,192
Lloyds Banking Group PLC*	119,758	66,559
National Grid PLC	10,837	110,597
Pearson PLC	3,746	71,454
Prudential PLC	7,466	84,628
Randgold Resources Ltd.	210	24,054
Reckitt Benckiser Group PLC	1,912	105,854
Reed Elsevier PLC	2,111	18,488
Rexam PLC	2,794	18,451
Rio Tinto PLC	4,064	231,718
Rolls-Royce Holdings PLC*	6,807	88,149
Royal Bank of Scotland Group PLC*	102,905	45,708
SABMiller PLC	2,939	119,111
Severn Trent PLC	700	17,540
Smiths Group PLC	799	13,830
SSE PLC	3,123	64,092
Standard Chartered PLC	7,129	183,448
Subsea 7 SA*	900	21,625
Tesco PLC	24,438	122,894
TUI Travel PLC	4,888	15,397
Tullow Oil PLC	3,249	76,240
Unilever PLC	4,062	131,247
Vedanta Resources PLC	700	16,036
Vodafone Group PLC	155,504	418,954
Weir Group PLC (The)	700	23,453
Whitbread PLC	700	18,898

		5,524,672

TOTAL COMMON STOCKS (Cost $30,647,920)		32,598,504

PREFERRED STOCKS—0.6%

Germany—0.6%
Henkel AG & Co. KGaA	987	64,237
Porsche Automobil Holding SE	499	32,486
RWE AG—Non Vote	700	29,424
Volkswagen AG	427	79,844

		205,991

TOTAL PREFERRED STOCKS (Cost $186,033)		205,991

TOTAL INVESTMENTS—95.9% (Cost $30,833,953) (c)		$32,804,495
Other assets less liabilities—4.1%		1,420,954

NET ASSETS—100.0%		$34,225,449

INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2012 (Unaudited)

	Value	% of Net Assets
Financial	$7,509,863	21.9%
Consumer, Non-cyclical	6,501,163	19.0
Industrial	4,148,518	12.1
Consumer, Cyclical	3,847,332	11.2
Basic Materials	3,101,434	9.1
Energy	2,794,381	8.2
Communications	2,519,804	7.4
Utilities	1,407,210	4.1
Technology	719,804	2.1
Diversified	254,986	0.8

TOTAL INVESTMENTS	$32,804,495	95.9
Other assets less liabilities	1,420,954	4.1

NET ASSETS	$34,225,449	100.0%

The Fund had the following futures contracts open as of February 29, 2012:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	15	$1,170,525	3/16/2012	$135,430

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2012.

As of February 29, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(2)
JPMorgan Chase & Co.	3/5/2012	AUD	5	USD	5	$—
The Bank of New York Mellon	3/5/2012	AUD	2,340,000	USD	2,477,920	(30,155)
The Bank of New York Mellon	3/5/2012	AUD	800	USD	853	(5)
The Bank of New York Mellon	3/5/2012	CHF	2,701,000	USD	2,938,342	(47,327)
The Bank of New York Mellon	3/5/2012	CHF	500	USD	546	(7)
The Bank of New York Mellon	3/5/2012	DKK	2,246,000	USD	395,559	(6,933)
JPMorgan Chase & Co.	3/5/2012	EUR	4	USD	5	—
The Bank of New York Mellon	3/5/2012	EUR	7,224,000	USD	9,457,032	(167,717)
The Bank of New York Mellon	3/5/2012	EUR	22,700	USD	29,863	(381)
The Bank of New York Mellon	3/5/2012	GBP	4,212,000	USD	6,645,028	(55,559)
The Bank of New York Mellon	3/5/2012	GBP	36,500	USD	57,740	(326)
The Bank of New York Mellon	3/5/2012	HKD	9,379,000	USD	1,209,518	280
The Bank of New York Mellon	3/5/2012	ILS	596,000	USD	159,075	1,486
HSBC	3/5/2012	JPY	383	USD	5	—
The Bank of New York Mellon	3/5/2012	JPY	521,590,000	USD	6,842,705	426,022
The Bank of New York Mellon	3/5/2012	JPY	80,000	USD	1,050	66
The Bank of New York Mellon	3/5/2012	NOK	1,725,000	USD	294,083	(14,469)
The Bank of New York Mellon	3/5/2012	NZD	19,000	USD	15,668	(181)
The Bank of New York Mellon	3/5/2012	SEK	5,716,000	USD	838,144	(25,539)
The Bank of New York Mellon	3/5/2012	SGD	1,276,000	USD	1,016,026	(4,246)
JPMorgan Chase & Co.	3/5/2012	USD	5	AUD	5	—
The Bank of New York Mellon	3/5/2012	USD	2,528,261	AUD	2,340,800	(19,329)
The Bank of New York Mellon	3/5/2012	USD	2,998,918	CHF	2,701,500	(12,696)
The Bank of New York Mellon	3/5/2012	USD	404,125	DKK	2,246,000	(1,632)
JPMorgan Chase & Co.	3/5/2012	USD	5	EUR	4	—
The Bank of New York Mellon	3/5/2012	USD	22,364	EUR	17,000	285
The Bank of New York Mellon	3/5/2012	USD	9,671,228	EUR	7,229,700	(38,884)
The Bank of New York Mellon	3/5/2012	USD	39,548	GBP	25,000	223
The Bank of New York Mellon	3/5/2012	USD	6,746,699	GBP	4,223,500	(27,818)
The Bank of New York Mellon	3/5/2012	USD	1,934	HKD	15,000	—
The Bank of New York Mellon	3/5/2012	USD	1,207,375	HKD	9,364,000	(70)
The Bank of New York Mellon	3/5/2012	USD	157,805	ILS	596,000	(216)
HSBC	3/5/2012	USD	5	JPY	383	—
The Bank of New York Mellon	3/5/2012	USD	6,445,264	JPY	521,670,000	(27,596)
The Bank of New York Mellon	3/5/2012	USD	310,338	NOK	1,725,000	(1,785)
The Bank of New York Mellon	3/5/2012	USD	16,018	NZD	19,000	(169)
The Bank of New York Mellon	3/5/2012	USD	869,161	SEK	5,716,000	(5,478)
The Bank of New York Mellon	3/5/2012	USD	970,386	SGD	1,210,000	(2,887)
The Bank of New York Mellon	3/5/2012	USD	48,774	SGD	61,000	1
The Bank of New York Mellon	3/5/2012	USD	3,998	SGD	5,000	—
HSBC	4/4/2012	AUD	1,155,500	USD	1,243,769	9,608
HSBC	4/4/2012	AUD	10,300	USD	11,087	86
JPMorgan Chase & Co.	4/4/2012	AUD	1,155,500	USD	1,243,740	9,579
HSBC	4/4/2012	CHF	1,391,500	USD	1,545,150	6,518
HSBC	4/4/2012	CHF	15,000	USD	16,656	70
JPMorgan Chase & Co.	4/4/2012	CHF	1,391,500	USD	1,545,153	6,521
HSBC	4/4/2012	DKK	1,292,500	USD	232,596	932
JPMorgan Chase & Co.	4/4/2012	DKK	1,292,500	USD	232,586	922
HSBC	4/4/2012	EUR	3,808,500	USD	5,095,240	20,431
HSBC	4/4/2012	EUR	8,300	USD	11,104	45
JPMorgan Chase & Co.	4/4/2012	EUR	3,808,500	USD	5,095,247	20,439
HSBC	4/4/2012	GBP	2,189,000	USD	3,495,964	14,361
HSBC	4/4/2012	GBP	24,300	USD	38,809	159
JPMorgan Chase & Co.	4/4/2012	GBP	2,189,000	USD	3,495,988	14,385
HSBC	4/4/2012	ILS	294,500	USD	77,849	91
JPMorgan Chase & Co.	4/4/2012	ILS	294,500	USD	77,850	92
HSBC	4/4/2012	JPY	290,686,500	USD	3,592,270	15,273
HSBC	4/4/2012	JPY	676,000	USD	8,354	35
JPMorgan Chase & Co.	4/4/2012	JPY	290,686,500	USD	3,592,288	15,291
HSBC	4/4/2012	NZD	9,000	USD	7,572	80
JPMorgan Chase & Co.	4/4/2012	NZD	9,000	USD	7,571	80
HSBC	4/4/2012	SEK	3,110,500	USD	472,390	2,974
JPMorgan Chase & Co.	4/4/2012	SEK	3,110,500	USD	472,389	2,973
HSBC	4/4/2012	SGD	673,000	USD	539,708	1,577
JPMorgan Chase & Co.	4/4/2012	SGD	673,000	USD	539,721	1,590
HSBC	4/5/2012	HKD	5,100,000	USD	657,624	36

JPMorgan Chase & Co.	4/5/2012	HKD	5,100,000	USD	657,619	31
HSBC	4/10/2012	NOK	968,500	USD	174,013	1,047
JPMorgan Chase & Co.	4/10/2012	NOK	968,500	USD	173,966	1,000

						$83,184

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2012.

Currency Abbreviations

AUD—Australian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—Pound Sterling

HKD—Hong Kong Dollar

ILS—Israeli New Shekel

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD – U.S. Dollar

*	Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 2/29/2012	Interest Income
Deutsche Bank AG (Common Stock)	$—	$129,546	$(15,069)	$18,639	$(103)	$133,013	$—

(b)	Less than 0.1%.

(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $1,970,542 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,505,949 and aggregate gross unrealized depreciation of $535,407.

REIT—Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS

DB-X MSCI EMERGING MARKETS CURRENCY-HEDGED EQUITY FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—89.9%

Brazil—6.9%
Amil Participacoes SA	300	$3,442
Banco do Brasil SA	700	11,352
Banco Santander Brasil SA	1,000	10,721
BM&FBovespa SA	2,300	15,563
BR Malls Participacoes SA	900	11,677
BRF—Brasil Foods SA	800	16,650
CCR SA	1,600	12,746
Cia Siderurgica Nacional SA	900	9,240
Cielo SA	400	14,251
Cosan SA Industria e Comercio	200	3,599
Duratex SA	400	2,218
EcoRodovias Infraestrutura e Logistica SA	400	3,238
EDP—Energias do Brasil SA	100	2,446
Embraer SA	1,300	9,728
JBS SA*	900	3,826
Localiza Rent a Car SA	200	3,715
Lojas Renner SA	200	7,559
Multiplan Empreendimentos Imobiliarios SA	100	2,277
Natura Cosmeticos SA	400	9,317
Odontoprev SA	200	3,455
OGX Petroleo e Gas Participacoes SA*	1,500	14,876
PDG Realty SA Empreendimentos e Participacoes	1,700	7,355
Petroleo Brasileiro SA	3,200	47,852
Redecard SA	700	14,576
Souza Cruz SA	900	13,569
Tim Participacoes SA	1,000	5,992
Totvs SA	200	3,718
Tractebel Energia SA	200	3,550
Ultrapar Participacoes SA	600	13,511
Usinas Siderurgicas de Minas Gerais SA	200	1,798
Vale SA	1,600	40,725

		324,542

Chile—1.7%
AES Gener SA	5,200	3,151
Banco de Credito e Inversiones	101	6,636
Banco Santander Chile	60,375	4,764
Cencosud SA	1,355	8,790
Colbun SA	10,500	3,067
Corpbanca	190,700	2,687
E.CL SA	1,100	3,097
Empresa Nacional de Electricidad SA	5,337	9,409
Empresas CMPC SA	1,950	8,574
Empresas COPEC SA	543	9,282
Enersis SA	22,969	9,348
ENTEL Chile SA	200	4,005
Lan Airlines SA	174	4,750
SACI Falabella	460	4,581

		82,141

China—17.4%
Agile Property Holdings Ltd.	1,800	2,427
Agricultural Bank of China Ltd., Class H	20,000	9,953
Air China Ltd., Class H	3,100	2,342
Alibaba.com Ltd.*	6,000	10,227
Angang Steel Co. Ltd., Class H	2,900	2,258
Anhui Conch Cement Co. Ltd., Class H	2,500	8,703
Anta Sports Products Ltd.	6,000	6,668
Bank of China Ltd., Class H	79,000	34,427
Bank of Communications Co. Ltd., Class H*	11,000	9,091
Belle International Holdings Ltd., Class A	5,000	8,265
Brilliance China Automotive Holdings Ltd.*	3,400	3,958
Byd Co. Ltd., Class H*	3,500	11,507
China Citic Bank Corp. Ltd., Class H	10,000	6,575
China Coal Energy Co. Ltd., Class H	8,000	10,263
China Communications Construction Co. Ltd., Class H	6,000	6,142
China Construction Bank Corp., Class H	59,000	49,597
China Life Insurance Co. Ltd., Class H	9,000	28,080
China Longyuan Power Group Corp., Class H	10,000	8,651
China Mengniu Dairy Co. Ltd.	2,000	5,673
China Merchants Bank Co. Ltd., Class H	4,500	10,327
China Merchants Holdings International Co. Ltd.	2,000	6,923
China Mobile Ltd.	5,000	53,409
China National Building Material Co. Ltd., Class H	6,000	8,680
China Overseas Land & Investment Ltd.	6,000	12,579
China Pacific Insurance Group Co. Ltd., Class H	2,400	8,649
China Petroleum & Chemical Corp., Class H	20,000	22,924
China Resources Cement Holdings Ltd.	3,300	2,778
China Resources Enterprise Ltd.	2,000	7,491
China Rongsheng Heavy Industries Group Holdings Ltd.	17,000	6,159
China Shanshui Cement Group Ltd.	10,000	9,308
China Shenhua Energy Co. Ltd., Class H	4,000	18,488
China State Construction International Holdings Ltd.	2,900	2,651
China Telecom Corp. Ltd., Class H	18,000	11,000
China Unicom Hong Kong Ltd.	8,000	14,440
China Yurun Food Group Ltd.	3,000	4,556
China Zhongwang Holdings Ltd.	7,100	3,122
CNOOC Ltd.	19,000	43,603
Country Garden Holdings Co. Ltd.	23,000	10,408
Dongfeng Motor Group Co. Ltd., Class H	6,000	11,774
ENN Energy Holdings Ltd.	900	3,092
Fosun International Ltd.	12,500	7,784
Golden Eagle Retail Group Ltd.	4,000	9,881
GOME Electrical Appliances Holding Ltd.	13,000	3,972
Guangdong Investment Ltd.	6,100	4,011

Hengan International Group Co. Ltd.	1,500	13,625
Industrial & Commercial Bank of China, Class H	66,000	48,419
Intime Department Store Group Co. Ltd.	1,700	2,115
Kunlun Energy Co. Ltd.	4,000	6,746
Lee & Man Paper Manufacturing Ltd.	17,000	9,030
Lenovo Group Ltd.	8,000	7,086
Longfor Properties Co. Ltd.	7,000	10,162
Minmetals Resources Ltd.*	4,000	2,295
Nine Dragons Paper Holdings Ltd.	11,000	9,942
Parkson Retail Group Ltd.	7,000	8,321
PetroChina Co. Ltd., Class H	24,000	36,327
PICC Property & Casualty Co. Ltd., Class H	6,000	8,463
Ping An Insurance Group Co., Class H	2,000	17,496
Poly Hong Kong Investments Ltd.	15,000	9,573
Renhe Commercial Holdings Co. Ltd.	17,400	2,086
Sany Heavy Equipment International Holdings Co. Ltd.	2,800	2,469
Shanghai Industrial Holdings Ltd.	3,000	10,888
Shimao Property Holdings Ltd.	8,000	10,439
Shougang Fushan Resources Group Ltd.	4,900	2,104
Sinofert Holdings Ltd.	6,700	1,995
Sinopharm Group Co. Ltd., Class H	900	2,448
Soho China Ltd.	12,000	8,757
Tencent Holdings Ltd.	1,000	26,043
Tingyi Cayman Islands Holding Corp.	4,000	11,887
Want Want China Holdings Ltd.	11,000	10,949
Wumart Stores, Inc., Class H	5,000	10,134
Yanzhou Coal Mining Co. Ltd., Class H	4,000	10,026

		822,641

Colombia—0.9%
Almacenes Exito SA	200	2,851
BanColombia SA, ADR*	200	12,780
Cementos Argos SA	500	3,086
Ecopetrol SA, ADR	300	17,457
Grupo de Inversiones Suramericana SA	450	8,280

		44,454

Czech Republic—0.2%
CEZ AS	200	8,637
Telefonica Czech Republic AS	100	2,175

		10,812

Egypt—0.2%
Orascom Construction Industries	222	10,170

Hungary—0.3%
MOL Hungarian Oil & Gas PLC*	78	6,737
OTP Bank PLC	304	5,614

		12,351

India—7.1%
Axis Bank Ltd. GDR	300	7,248
Dr Reddy’s Laboratories Ltd., ADR	800	26,880
HDFC Bank Ltd., ADR	900	30,915
ICICI Bank Ltd., ADR	1,200	43,560
Infosys Ltd., ADR	500	28,840
Larsen & Toubro Ltd. GDR	2,100	56,490
Reliance Industries Ltd. GDR	1,600	52,640
Satyam Computer Services Ltd., ADR*	2,000	5,300
Sterlite Industries India Ltd., ADR	3,000	29,760
Tata Motors Ltd., ADR	900	24,570
Wipro Ltd., ADR	2,400	26,352

		332,555

Indonesia—3.5%
Astra Agro Lestari Tbk PT	4,000	9,889
Astra International Tbk PT	2,500	19,637
Bank Central Asia Tbk PT	14,500	12,218
Bank Danamon Indonesia Tbk PT	14,000	6,946
Bank Mandiri Tbk PT	12,500	8,938
Bank Negara Indonesia Persero Tbk PT	9,500	3,976
Bank Rakyat Indonesia Persero Tbk PT	13,500	10,327
Bumi Resources Tbk PT	20,000	5,432
Charoen Pokphand Indonesia Tbk PT	44,500	13,197
Gudang Garam TBK PT	1,000	6,292
Indo Tambangraya Megah PT	2,000	9,612
Indosat Tbk PT	16,500	9,970
Kalbe Farma Tbk PT	25,000	9,701
Perusahaan Gas Negara PT	21,500	8,938
Telekomunikasi Indonesia Tbk PT	12,000	9,379
Unilever Indonesia TBK PT	2,000	4,268
United Tractors Tbk PT	4,000	12,860
XL Axiata Tbk PT	4,400	2,305

		163,885

Malaysia—3.3%
AirAsia Bhd	3,100	3,788
AMMB Holdings Bhd	2,200	4,502
Axiata Group Bhd	3,300	5,696
British American Tobacco Malaysia Bhd	200	3,485
CIMB Group Holdings Bhd	5,800	13,863
DiGi.Com Bhd	4,000	5,368
Genting Bhd	6,600	14,868
Hong Leong Bank Bhd	700	2,828
IOI Corp. Bhd	5,700	10,275
Kuala Lumpur Kepong Bhd	700	5,473
Lafarge Malayan Cement Bhd	1,300	3,116
Malayan Banking Bhd	3,900	11,392
Malaysia Marine & Heavy Engineering Holdings Bhd	1,200	2,135
Maxis Bhd	2,900	5,731
MMC Corp. Bhd	3,300	3,019

Petronas Chemicals Group Bhd	4,300	9,618
Petronas Dagangan Bhd	600	3,637
Petronas Gas Bhd	100	561
Public Bank Bhd	2,300	10,473
RHB Capital Bhd	900	2,389
Sime Darby Bhd	3,300	10,675
Telekom Malaysia Bhd	2,400	4,158
Tenaga Nasional Bhd	4,400	9,225
UMW Holdings Bhd	1,300	3,103
YTL Corp. Bhd	5,900	3,447
YTL Power International Bhd	4,300	2,670

		155,495

Mexico—4.2%
Alfa SAB de CV, Class A	400	5,357
America Movil SAB de CV	45,000	54,071
Cemex SAB de CV*	12,200	9,349
Coca-Cola Femsa SAB de CV	400	3,957
Fomento Economico Mexicano SAB de CV	2,300	16,913
Grupo Bimbo SAB de CV	2,200	4,934
Grupo Carso SAB de CV	900	2,803
Grupo Elektra S.A. de CV	100	8,675
Grupo Financiero Banorte SAB de CV, Class O	2,200	8,909
Grupo Financiero Inbursa S.A., Class O	4,200	8,275
Grupo Mexico SAB de CV	4,611	14,524
Grupo Modelo SAB de CV	900	5,884
Grupo Televisa SAB de CV	2,800	11,958
Industrias Penoles SAB de CV	270	13,310
Minera Frisco SAB de CV*	800	3,489
Wal-Mart de Mexico SAB de CV	7,500	23,345

		195,753

Peru—0.8%
Cia de Minas Buenaventura SA, Class B, ADR	300	12,039
Credicorp Ltd.	100	12,289
Southern Copper Corp.	404	12,993

		37,321

Philippines—0.7%
Aboitiz Power Corp.	4,600	3,443
Ayala Land, Inc.	8,700	4,171
Bank of the Philippine Islands	2,300	3,588
BDO Unibank, Inc.	2,300	3,524
Energy Development Corp.	20,200	2,575
Manila Electric Co.	500	3,083
Metropolitan Bank & Trust	1,900	3,599
Philippine Long Distance Telephone Co.	100	6,685
SM Investments Corp.	200	2,982

		33,650

Poland—1.4%
Bank Pekao SA	163	8,123
Enea SA	400	2,155
Globe Trade Centre SA*	400	1,131
Grupa Lotos SA*	200	1,808
Kernel Holding SA*	100	2,350
KGHM Polska Miedz SA	167	7,940
PGE SA	1,094	7,009
Polski Koncern Naftowy Orlen SA*	521	5,973
Powszechna Kasa Oszczednosci Bank Polski SA	746	8,187
Powszechny Zaklad Ubezpieczen SA	70	7,567
Synthos SA	1,600	2,685
Tauron Polska Energia SA	1,300	2,140
Telekomunikacja Polska SA	1,489	8,166

		65,234

Russia—6.7%
Gazprom OAO, ADR	2,800	37,100
LSR Group GDR	5,267	27,889
Lukoil OAO, ADR	700	44,905
Magnit OJSC GDR	173	5,098
Mechel, ADR	100	1,110
MMC Norilsk Nickel OJSC, ADR	1,892	37,121
Mobile Telesystems OJSC, ADR	400	7,300
NovaTek OAO GDR	286	41,499
Novolipetsk Steel OJSC GDR	194	4,650
Rosneft Oil Co. GDR	5,600	43,316
Severstal OAO GDR	300	4,620
Sistema JSFC GDR	36	785
Surgutneftegas OJSC, ADR	1,700	18,020
Tatneft, ADR	400	15,988
TMK OAO GDR	189	2,725
VTB Bank OJSC GDR	5,000	25,300

		317,426

South Africa—6.3%
AngloGold Ashanti Ltd., ADR	1,400	59,430
Gold Fields Ltd., ADR	3,800	58,406
Harmony Gold Mining Co. Ltd., ADR	3,100	39,432
Impala Platinum Holdings Ltd., ADR	1,800	39,330
Sappi Ltd., ADR*	6,500	22,685
Sasol Ltd., ADR	1,500	80,055

		299,338

South Korea—13.8%
Amorepacific Corp.	5	4,586
Cheil Industries, Inc.	81	6,922
Daewoo Engineering & Construction Co. Ltd.*	300	2,843
Daewoo International Corp.	100	3,151
DGB Financial Group, Inc.	200	2,691
Doosan Corp.	26	3,986
Doosan Heavy Industries & Construction Co. Ltd.	100	6,311

Doosan Infracore Co. Ltd.*	100	2,025
E-Mart Co. Ltd.	27	6,553
GS Engineering & Construction Corp.	46	3,980
Hana Financial Group, Inc.	280	9,874
Hanwha Corp.	100	3,160
Honam Petrochemical Corp.*	28	8,860
Hynix Semiconductor, Inc.*	600	16,197
Hyundai Department Store Co. Ltd.	18	2,687
Hyundai Engineering & Construction Co. Ltd.	129	9,766
Hyundai Heavy Industries Co. Ltd.	50	15,173
Hyundai Merchant Marine Co. Ltd.*	100	2,798
Hyundai Mipo Dockyard	18	2,510
Hyundai Mobis	81	20,636
Hyundai Motor Co.	220	42,476
Hyundai Steel Co.	92	9,416
Hyundai Wia Corp.	23	2,847
Kangwon Land, Inc.	100	2,306
KB Financial Group, Inc.	392	14,436
KIA Motors Corp.	285	18,011
Korea Electric Power Corp.*	380	8,526
Korea Exchange Bank*	400	2,914
Korea Gas Corp.*	100	3,477
Korea Kumho Petrochemical*	14	1,958
Korea Life Insurance Co. Ltd.	400	2,610
Korean Air Lines Co. Ltd.*	100	4,720
KT&G Corp.	165	10,796
LG Chem Ltd.	55	19,592
LG Corp.	133	8,310
LG Display Co. Ltd.*	320	8,467
LG Electronics, Inc.	117	8,931
LG Household & Health Care Ltd.	13	5,973
LG Uplus Corp.	600	3,400
Lotte Shopping Co. Ltd.	22	7,414
LS Corp.	100	7,714
NCSoft Corp.	20	4,952
NHN Corp.	57	11,897
OCI Co. Ltd.	26	6,240
POSCO	78	29,005
Samsung C&T Corp.	149	10,255
Samsung Card Co.	100	3,786
Samsung Electro-Mechanics Co. Ltd.	117	9,810
Samsung Electronics Co. Ltd.	123	132,595
Samsung Engineering Co. Ltd.	44	9,302
Samsung Fire & Marine Insurance Co. Ltd.	49	9,242
Samsung Heavy Industries Co. Ltd.	240	8,742
Samsung Life Insurance Co. Ltd.	117	9,548
Samsung SDI Co. Ltd.	66	8,141
Shinhan Financial Group Co. Ltd.	510	19,739
SK C&C Co. Ltd.	25	2,805
SK Holdings Co. Ltd.	53	8,030
SK Innovation Co. Ltd.	56	9,286
SK Networks Co. Ltd.	300	2,883
SK Telecom Co. Ltd., ADR	200	2,890
S-Oil Corp.	74	8,301
Woongjin Coway Co. Ltd.	100	3,357
Woori Finance Holdings Co. Ltd.*	790	8,650

		648,459

Taiwan—11.0%
Advanced Semiconductor Engineering, Inc., ADR	13,003	63,455
AU Optronics Corp., ADR	10,800	57,348
Chunghwa Telecom Co. Ltd., ADR	2,100	63,861
Hon Hai Precision Industry Co. Ltd. GDR	19,550	136,264
Siliconware Precision Industries Co., ADR	8,700	50,199
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,500	94,379
United Microelectronics Corp., ADR*	19,700	53,584

		519,090

Thailand—2.2%
Bangkok Bank PCL, NVDR	3,700	22,986
Bank of Ayudhya PCL, NVDR	3,400	2,837
Indorama Ventures PCL, NVDR	2,200	2,926
IRPC PCL, NVDR	16,900	2,647
Kasikornbank PCL, NVDR	4,900	23,890
Krung Thai Bank PCL, NVDR	5,200	2,990
PTT Exploration & Production PCL, NVDR	1,800	10,973
PTT Global Chemical PCL, NVDR	2,441	6,009
PTT PCL, NVDR	1,000	11,993
Siam Commercial Bank PCL, NVDR	2,900	12,457
Thai Oil PCL, NVDR	1,300	3,265

		102,973

Turkey—1.3%
Akbank TAS	2,182	8,756
Arcelik AS	600	2,758
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	2,255
Enka Insaat ve Sanayi AS	1,000	2,853
Eregli Demir ve Celik Fabrikalari TAS	1,200	2,813
Haci Omer Sabanci Holding AS	700	3,025
Turk Hava Yollari*	1,320	2,007
Turk Telekomunikasyon AS	600	2,572
Turkcell Iletisim Hizmetleri AS*	1,768	9,703
Turkiye Garanti Bankasi AS	2,508	9,519
Turkiye Halk Bankasi AS	400	2,755
Turkiye Is Bankasi, Class C	3,168	7,534
Turkiye Vakiflar Bankasi Tao, Class D	1,300	2,304
Yapi ve Kredi Bankasi AS*	1,200	2,291

		61,145

TOTAL COMMON STOCKS (Cost $4,394,907)		4,239,435

PREFERRED STOCKS—7.6%
Brazil—7.1%
AES Tiete SA	200	2,959
Banco Bradesco SA	2,300	41,627
Bradespar SA,	500	10,526
Braskem SA	200	1,832
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	9,247
Cia de Bebidas das Americas	900	36,162
Cia de Transmissao de Energia Electrica Paulista	100	3,379
Cia Energetica de Minas Gerais	600	13,753
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	2,155
Gerdau SA	1,000	10,400
Itau Unibanco Holding SA	2,500	53,429
Itausa—Investimentos Itau SA	2,800	19,566
Klabin SA	900	4,502
Petroleo Brasileiro SA	3,700	52,745
Suzano Papel e Celulose SA	400	1,922
Telefonica Brasil SA	500	14,834
Telemar Norte Leste SA	100	2,544
Vale SA	2,100	52,083

		333,665

Chile—0.2%
Sociedad Quimica y Minera de Chile SA, Class B	165	9,836

South Korea—0.3%
Samsung Electronics Co. Ltd.	25	15,665

TOTAL PREFERRED STOCKS (Cost $353,099)		359,166

TOTAL INVESTMENTS—97.5% (Cost $4,748,006)		$4,598,601
Other assets less liabilities—2.5%		116,124

NET ASSETS—100.0%		$4,714,725

INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2012 (Unaudited)

	Value	% of Net Assets
Financial	$991,053	21.0%
Basic Materials	720,648	15.3
Energy	632,713	13.4
Technology	500,176	10.6
Industrial	473,159	10.0
Communications	375,517	8.0
Consumer, Cyclical	355,451	7.5
Consumer, Non-cyclical	352,218	7.5
Utilities	125,855	2.7
Diversified	71,811	1.5

TOTAL INVESTMENTS	$4,598,601	97.5
Other assets less liabilities	116,124	2.5

NET ASSETS	$4,714,725	100.0%

The Fund had the following futures contracts open as of February 29, 2012:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	2	$107,510	3/16/2012	$17,440

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2012.

As of February 29, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(2)
HSBC	3/5/2012	BRL	9	USD	5	$—
The Bank of New York Mellon	3/5/2012	BRL	10,000	USD	5,725	(91)
The Bank of New York Mellon	3/5/2012	BRL	1,143,000	USD	647,445	(17,349)
The Bank of New York Mellon	3/5/2012	CLP	41,981,000	USD	85,401	(2,034)
The Bank of New York Mellon	3/5/2012	COP	74,705,000	USD	41,302	(965)
The Bank of New York Mellon	3/5/2012	CZK	193,000	USD	9,981	(346)
The Bank of New York Mellon	3/5/2012	EGP	53,000	USD	8,865	110
The Bank of New York Mellon	3/5/2012	HKD	6,184,000	USD	797,490	184
The Bank of New York Mellon	3/5/2012	HKD	40,000	USD	5,158	1
The Bank of New York Mellon	3/5/2012	HUF	2,805,000	USD	12,465	(482)
The Bank of New York Mellon	3/5/2012	IDR	1,482,587,000	USD	166,031	1,748
The Bank of New York Mellon	3/5/2012	INR	16,066,000	USD	330,002	2,644
The Bank of New York Mellon	3/5/2012	KRW	6,000,000	USD	5,363	2
The Bank of New York Mellon	3/5/2012	MAD	2,000	USD	233	(5)
The Bank of New York Mellon	3/5/2012	MXN	2,532,000	USD	194,207	(2,888)
The Bank of New York Mellon	3/5/2012	MXN	200	USD	15	—
The Bank of New York Mellon	3/5/2012	MYR	460,000	USD	150,622	(2,884)
The Bank of New York Mellon	3/5/2012	PEN	16,700	USD	6,237	(8)
The Bank of New York Mellon	3/5/2012	PHP	1,392,000	USD	32,442	(103)
The Bank of New York Mellon	3/5/2012	PLN	208,000	USD	64,219	(2,880)
The Bank of New York Mellon	3/5/2012	RUB	8,009,000	USD	263,921	(10,172)
The Bank of New York Mellon	3/5/2012	THB	2,663,000	USD	85,687	(2,271)
The Bank of New York Mellon	3/5/2012	TRY	105,000	USD	58,795	(1,165)
The Bank of New York Mellon	3/5/2012	TWD	15,997,000	USD	535,326	(8,886)
The Bank of New York Mellon	3/5/2012	USD	5,153	BRL	9,000	82
The Bank of New York Mellon	3/5/2012	USD	666,472	BRL	1,144,000	(1,097)
The Bank of New York Mellon	3/5/2012	USD	87,572	CLP	41,981,000	(136)
The Bank of New York Mellon	3/5/2012	USD	42,182	COP	74,705,000	85
The Bank of New York Mellon	3/5/2012	USD	10,355	CZK	193,000	(28)
The Bank of New York Mellon	3/5/2012	USD	8,788	EGP	53,000	(34)
The Bank of New York Mellon	3/5/2012	USD	4,513	HKD	35,000	(1)
The Bank of New York Mellon	3/5/2012	USD	3,482	HKD	27,000	(1)

The Bank of New York Mellon	3/5/2012	USD	794,516	HKD	6,162,000	(46)
The Bank of New York Mellon	3/5/2012	USD	13,033	HUF	2,805,000	(86)
The Bank of New York Mellon	3/5/2012	USD	163,910	IDR	1,482,587,000	373
The Bank of New York Mellon	3/5/2012	USD	327,001	INR	16,066,000	357
The Bank of New York Mellon	3/5/2012	USD	5,369	KRW	6,000,000	(8)
The Bank of New York Mellon	3/5/2012	USD	240	MAD	2,000	(1)
The Bank of New York Mellon	3/5/2012	USD	197,927	MXN	2,532,200	(816)
The Bank of New York Mellon	3/5/2012	USD	153,646	MYR	460,000	(140)
The Bank of New York Mellon	3/5/2012	USD	6,213	PEN	16,700	32
The Bank of New York Mellon	3/5/2012	USD	32,583	PHP	1,392,000	(38)
The Bank of New York Mellon	3/5/2012	USD	67,630	PLN	208,000	(531)
The Bank of New York Mellon	3/5/2012	USD	23,047	RUB	700,000	909
The Bank of New York Mellon	3/5/2012	USD	1,900	RUB	56,734	42
The Bank of New York Mellon	3/5/2012	USD	248,985	RUB	7,252,266	(790)
The Bank of New York Mellon	3/5/2012	USD	87,458	THB	2,663,000	500
The Bank of New York Mellon	3/5/2012	USD	60,091	TRY	105,000	(131)
The Bank of New York Mellon	3/5/2012	USD	6,766	TWD	200,000	38
The Bank of New York Mellon	3/5/2012	USD	10,149	TWD	300,000	57
The Bank of New York Mellon	3/5/2012	USD	526,752	TWD	15,497,000	451
The Bank of New York Mellon	3/5/2012	USD	5,000	ZAR	37,993	54
The Bank of New York Mellon	3/5/2012	USD	337,925	ZAR	2,514,007	(2,879)
The Bank of New York Mellon	3/5/2012	ZAR	2,552,000	USD	325,621	(13,850)
HSBC	3/6/2012	KRW	5,570	USD	5	—
The Bank of New York Mellon	3/6/2012	KRW	738,380,000	USD	648,657	(11,051)
The Bank of New York Mellon	3/6/2012	KRW	4,000,000	USD	3,554	(19)
HSBC	3/6/2012	USD	5	KRW	5,570	—
The Bank of New York Mellon	3/6/2012	USD	664,314	KRW	742,380,000	(1,033)
HSBC	4/4/2012	BRL	579,500	USD	334,874	259
HSBC	4/4/2012	BRL	32,710	USD	18,902	15
JPMorgan Chase & Co.	4/4/2012	BRL	579,500	USD	334,913	297
JPMorgan Chase & Co.	4/4/2012	CLP	45,013,000	USD	93,777	360
JPMorgan Chase & Co.	4/4/2012	COP	79,429,000	USD	44,730	(39)
JPMorgan Chase & Co.	4/4/2012	CZK	207,000	USD	11,104	30
HSBC	4/4/2012	EGP	56,000	USD	9,084	45
HSBC	4/4/2012	EGP	56,000	USD	9,091	52
JPMorgan Chase & Co.	4/4/2012	HUF	2,765,000	USD	12,785	79
HSBC	4/4/2012	IDR	1,461,543,000	USD	160,064	(1,381)
HSBC	4/4/2012	INR	16,896,000	USD	341,058	(425)
HSBC	4/4/2012	KRW	375,987,000	USD	335,883	709
JPMorgan Chase & Co.	4/4/2012	KRW	375,987,000	USD	335,128	(46)
JPMorgan Chase & Co.	4/4/2012	MAD	1,000	USD	120	1
JPMorgan Chase & Co.	4/4/2012	MXN	2,603,000	USD	202,953	839
HSBC	4/4/2012	MYR	477,000	USD	158,762	(65)
HSBC	4/4/2012	PHP	1,450,000	USD	33,903	80
JPMorgan Chase & Co.	4/4/2012	PLN	210,000	USD	68,057	536
JPMorgan Chase & Co.	4/4/2012	RUB	8,332,000	USD	284,204	227
HSBC	4/4/2012	THB	2,976,000	USD	97,555	(534)
HSBC	4/4/2012	TRY	108,000	USD	61,407	127
JPMorgan Chase & Co.	4/4/2012	ZAR	2,376,000	USD	317,376	2,730
HSBC	4/5/2012	HKD	6,482,000	USD	835,827	45
HSBC	4/5/2012	HKD	170,020	USD	21,923	1
HSBC	4/5/2012	TWD	15,380,000	USD	523,129	(242)

						$(73,876)

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2012.

Currency Abbreviations
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
CZK—Czech Kronua
EGP—Egyptian Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MAD—Moroccan Dirham
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish New Lira
TWD—New Taiwan Dollar
USD – U.S. Dollar
ZAR—South African Rand

*	Non-Income producing securities.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized depreciation was $149,405 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $237,518 and aggregate gross unrealized depreciation of $386,923.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS

DB-X MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—92.8%

Basic Materials—6.4%
Asahi Kasei Corp.	3,000	$19,006
Daido Steel Co. Ltd.	1,000	6,594
Denki Kagaku Kogyo KK	2,000	8,021
Hitachi Chemical Co. Ltd.	300	5,539
Hitachi Metals Ltd.	1,000	12,498
JFE Holdings, Inc.	1,000	21,540
JSR Corp.	600	12,599
Kobe Steel Ltd.	5,000	8,673
Kuraray Co. Ltd.	1,000	14,418
Mitsubishi Chemical Holdings Corp.	3,000	17,272
Mitsubishi Materials Corp.	4,000	12,892
Nippon Steel Corp.	11,000	31,665
Nitto Denko Corp.	400	16,435
OJI Paper Co. Ltd.	3,000	14,910
Shin-Etsu Chemical Co. Ltd.	900	48,215
Showa Denko KK	6,000	13,581
Sumitomo Chemical Co. Ltd.	3,000	12,991
Sumitomo Metal Industries Ltd.	7,000	14,553
Sumitomo Metal Mining Co. Ltd.	1,000	14,823
Taiyo Nippon Sanso Corp.	1,000	6,606
Ube Industries Ltd.	4,000	11,564

		324,395

Communications—4.7%
Dena Co. Ltd.	213	6,931
Dentsu, Inc.	400	12,425
Gree, Inc.	200	6,254
Jupiter Telecommunications Co. Ltd.	5	4,871
KDDI Corp.	6	38,086
Nippon Telegraph & Telephone Corp.	1,000	47,177
NTT DoCoMo, Inc.	28	47,809
Rakuten, Inc.	16	15,904
Softbank Corp.	1,700	50,630
Yahoo Japan Corp.	32	10,117

		240,204

Consumer, Cyclical—25.8%
ABC-Mart, Inc.	100	3,522
Aeon Co. Ltd.	1,300	16,504
Aisin Seiki Co. Ltd.	400	14,083
Asics Corp.	600	7,071
Bridgestone Corp.	1,400	33,687
Daiwa House Industry Co. Ltd.	1,000	12,904
Denso Corp.	1,100	36,359
FamilyMart Co. Ltd.	100	3,900
Fast Retailing Co. Ltd.	100	20,704
Fuji Heavy Industries Ltd.	2,000	15,106
Hino Motors Ltd.	1,000	7,110
Hitachi High-Technologies Corp.	300	6,864
Honda Motor Co. Ltd.	3,400	129,450
Isetan Mitsukoshi Holdings Ltd.	1,200	13,507
Isuzu Motors Ltd.	3,000	16,902
ITOCHU Corp.	3,300	37,551
JTEKT Corp.	800	9,034
Lawson, Inc.	200	11,760
Marubeni Corp.	4,000	28,589
Mazda Motor Corp. *	5,000	8,242
McDonald’s Holdings Co. Japan Ltd.	200	5,213
Mitsubishi Corp.	3,000	73,477
Mitsubishi Motors Corp. *	9,000	10,739

Mitsui & Co. Ltd.	3,300	56,792
NGK Insulators Ltd.	1,000	13,741
NGK Spark Plug Co. Ltd.	1,000	13,483
Nintendo Co. Ltd.	200	29,524
Nissan Motor Co. Ltd.	4,400	45,034
Nitori Holdings Co. Ltd.	150	12,677
Oriental Land Co. Ltd.	100	10,358
Panasonic Corp.	3,900	36,414
Sankyo Co. Ltd.	200	9,620
Sega Sammy Holdings, Inc.	500	9,478
Sekisui House Ltd.	2,000	18,945
Seven & I Holdings Co. Ltd.	1,600	44,207
Sharp Corp.	2,000	14,073
Shimamura Co. Ltd.	100	10,936
Shimano, Inc.	200	11,588
Sony Corp.	1,800	38,462
Stanley Electric Co. Ltd.	300	5,082
Sumitomo Corp.	2,400	35,576
Sumitomo Electric Industries Ltd.	1,600	20,805
Sumitomo Rubber Industries Ltd.	500	6,292
Suzuki Motor Corp.	700	16,594
Teijin Ltd.	3,000	10,038
Toho Co. Ltd.	300	5,303
Toray Industries, Inc.	3,000	21,331
Toyota Industries Corp.	400	12,469
Toyota Motor Corp.	5,800	239,378
Toyota Tsusho Corp.	700	14,045
Yamada Denki Co. Ltd.	180	11,669
Yamaha Motor Co. Ltd.	600	8,606

		1,304,798

Consumer, Non-cyclical—10.3%
Ajinomoto Co., Inc.	1,000	11,785
Asahi Group Holdings Ltd.	800	17,498
Astellas Pharma, Inc.	1,000	41,086
Chugai Pharmaceutical Co. Ltd.	700	11,453
Dai Nippon Printing Co. Ltd.	1,000	10,296
Daiichi Sankyo Co. Ltd.	1,500	27,550
Dainippon Sumitomo Pharma Co. Ltd.	600	6,222
Eisai Co. Ltd.	500	20,236
Japan Tobacco, Inc.	10	53,143
Kao Corp.	1,000	25,575
Kirin Holdings Co. Ltd.	2,000	23,521
Miraca Holdings, Inc.	200	7,639
Mitsubishi Tanabe Pharma Corp.	600	8,193
Nippon Meat Packers, Inc.	1,000	12,854
Nisshin Seifun Group, Inc.	500	5,979
Nissin Foods Holdings Co. Ltd.	100	3,752
Ono Pharmaceutical Co. Ltd.	200	10,924
Otsuka Holdings Co. Ltd.	500	14,042
Santen Pharmaceutical Co. Ltd.	300	11,865
Secom Co. Ltd.	500	23,712
Shionogi & Co. Ltd.	700	9,688
Shiseido Co. Ltd.	800	13,886
Sysmex Corp.	300	10,791
Takeda Pharmaceutical Co. Ltd.	1,600	72,234
Terumo Corp.	400	19,264
Toppan Printing Co. Ltd.	2,000	15,721
Tsumura & Co.	200	5,765
Unicharm Corp.	300	15,519
Yakult Honsha Co. Ltd.	400	12,361

		522,554

Energy—1.8%
Idemitsu Kosan Co. Ltd.	100	10,309
Inpex Corp.	5	35,490
Japan Petroleum Exploration Co.	100	4,853
JX Holdings, Inc.	4,900	30,742
TonenGeneral Sekiyu KK	1,000	9,251

		90,645

Financial—16.5%
Aozora Bank Ltd.	1,000	2,891
Bank of Kyoto Ltd. (The)	1,000	8,808
Bank of Yokohama Ltd. (The)	3,000	14,467
Chiba Bank Ltd. (The)	2,000	12,646
Credit Saison Co. Ltd.	400	7,981
Dai-ichi Life Insurance Co. Ltd. (The)	20	26,276
Daito Trust Construction Co. Ltd.	200	17,616
Daiwa Securities Group, Inc.	4,000	16,583
Fukuoka Financial Group, Inc.	3,000	13,064
Hachijuni Bank Ltd. (The)	1,000	5,868
Hiroshima Bank Ltd. (The)	2,000	9,202
Iyo Bank Ltd. (The)	1,000	9,066
Japan Real Estate Investment Corp. REIT	1	8,833
Joyo Bank Ltd. (The)	2,000	9,029
Mitsubishi Estate Co. Ltd.	3,000	54,251
Mitsubishi UFJ Financial Group, Inc.	26,800	138,467
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	4,269
Mitsui Fudosan Co. Ltd.	2,000	37,938
Mizuho Financial Group, Inc.	49,340	82,547
MS&AD Insurance Group Holdings	1,200	25,730
Nippon Building Fund, Inc., Class A REIT	1	9,583
NKSJ Holdings, Inc.	750	17,585
Nomura Holdings, Inc.	7,700	35,521
ORIX Corp.	230	22,154
Resona Holdings, Inc.	4,100	19,620
Shinsei Bank Ltd.	2,000	2,583
Shizuoka Bank Ltd. (The)	1,000	10,161
Sony Financial Holdings, Inc.	600	10,976
Sumitomo Mitsui Financial Group, Inc.	2,800	94,964
Sumitomo Mitsui Trust Holdings, Inc.	7,000	24,283
Sumitomo Realty & Development Co. Ltd.	1,000	23,324
T&D Holdings, Inc.	1,300	15,177
Tokio Marine Holdings, Inc.	1,600	44,187

		835,650

Industrial—19.4%
Advantest Corp.	600	8,459
Asahi Glass Co. Ltd.	2,000	17,961
Brother Industries Ltd.	800	10,343
Central Japan Railway Co.	2	16,410
Daikin Industries Ltd.	500	14,823
East Japan Railway Co.	700	44,865
Fanuc Corp.	400	72,480
FUJIFILM Holdings Corp.	1,000	25,304
GS Yuasa Corp.	2,000	10,776
Hamamatsu Photonics KK	200	7,125
Hirose Electric Co. Ltd.	100	10,272
Hitachi Ltd.	8,000	46,549
Hoya Corp.	900	20,947
Ibiden Co. Ltd.	400	9,630
JGC Corp.	1,000	28,946
JS Group Corp.	600	12,548
Kajima Corp.	4,000	12,351
Kamigumi Co. Ltd.	1,000	8,587
Kawasaki Heavy Industries Ltd.	3,000	9,411
Kawasaki Kisen Kaisha Ltd.	1,000	2,104
Keikyu Corp.	1,000	8,906
Keio Corp.	2,000	14,368
Keyence Corp.	100	26,227
Kintetsu Corp.	4,000	15,254
Komatsu Ltd.	1,700	50,651
Konica Minolta Holdings, Inc.	1,000	8,439
Kubota Corp.	3,000	29,524
Kurita Water Industries Ltd.	400	10,279
Kyocera Corp.	300	26,535
Makita Corp.	300	12,474
Mitsubishi Electric Corp.	4,000	35,872
Mitsubishi Heavy Industries Ltd.	7,000	32,808
Mitsui OSK Lines Ltd.	2,000	9,103
Murata Manufacturing Co. Ltd.	400	23,841
NEC Corp. *	6,000	11,736
Nidec Corp.	200	18,895
Nikon Corp.	700	18,954
Nippon Electric Glass Co. Ltd.	1,000	9,349
Nippon Express Co. Ltd.	3,000	11,773
Nippon Yusen KK	3,000	8,931
NTN Corp.	2,000	8,710
Odakyu Electric Railway Co. Ltd.	2,000	19,092
Olympus Corp.	500	8,359
Omron Corp.	400	8,857
Rinnai Corp.	100	7,258
SMC Corp.	100	17,050
Sumitomo Heavy Industries Ltd.	2,000	10,998
THK Co. Ltd.	500	10,586
Tobu Railway Co. Ltd.	3,000	15,611
Tokyu Corp.	3,000	14,430
Toshiba Corp.	9,000	39,414
Toyo Seikan Kaisha Ltd.	400	5,861
Ushio, Inc.	300	4,447
West Japan Railway Co.	400	16,312

Yamato Holdings Co. Ltd.	900	14,194
Yaskawa Electric Corp.	1,000	9,595

		984,584

Technology—4.2%
Canon, Inc.	1,900	86,014
Fujitsu Ltd.	4,000	21,700
Itochu Techno-Solutions Corp.	200	8,906
Konami Corp.	200	5,496
Nomura Research Institute Ltd.	300	7,134
NTT Data Corp.	4	13,478
Oracle Corp.	100	3,603
Ricoh Co. Ltd.	1,000	9,189
Rohm Co. Ltd.	200	10,063
Seiko Epson Corp.	300	4,060
Sumco Corp. *	300	3,225
TDK Corp.	300	15,648
Tokyo Electron Ltd.	400	22,192

		210,708

Utilities—3.7%
Chubu Electric Power Co., Inc.	1,500	27,513
Chugoku Electric Power Co., (The), Inc.	800	14,506
Electric Power Development Co. Ltd.	500	12,775
Hokuriku Electric Power Co.	700	13,029
Kansai Electric Power Co., (The), Inc.	1,600	26,493
Kyushu Electric Power Co., Inc.	900	13,230
Osaka Gas Co. Ltd.	4,000	15,352
Shikoku Electric Power Co., Inc.	600	16,519
Tohoku Electric Power Co., Inc.	1,000	11,760
Tokyo Electric Power Co., (The), Inc. *	3,100	8,580
Tokyo Gas Co. Ltd.	6,000	27,384

		187,141

TOTAL COMMON STOCKS (Cost $4,698,839)		4,700,679

TOTAL INVESTMENTS—92.8% (Cost $4,698,839) (a)		$4,700,679
Other assets less liabilities—7.2%		362,374

NET ASSETS—100.0%		$5,063,053

The Fund had the following futures contracts open as of February 29, 2012:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
TOPIX Index Futures	3	$307,602	3/8/2012	$22,320

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2012.

As of February 29, 2012, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(2)
The Bank of New York Mellon	3/5/2012	USD	44,627	JPY	3,400,000	$(2,800)
The Bank of New York Mellon	3/5/2012	USD	4,390,937	JPY	355,395,887	(18,800)
The Bank of New York Mellon	3/5/2012	JPY	338,104,000	USD	4,435,564	276,155
JPMorgan Chase & Co.	4/4/2012	JPY	196,148,000	USD	2,423,986	10,318
HSBC	4/4/2012	JPY	196,148,000	USD	2,423,974	10,306

						$275,179

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2012.

Currency Abbreviations
JPY—Japanese Yen
USD—U.S. Dollar

*	Non-Income producing securities.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $1,840 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $234,390 and aggregate gross unrealized depreciation of $232,550.

REIT—Real Estate Investment Trust.

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 2/29/2012
db-X MSCI Brazil Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$2,255,242	$—	$—	$2,255,242
Preferred Stocks	2,516,299	—	—	2,516,299
Rights	7	—	—	7
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(130,190)	—	(130,190)

Total Investments	$4,771,548	$(130,190)	$—	$4,641,358

db-X MSCI Canada Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$4,413,391	$—	$—	$4,413,391
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(61,057)	—	(61,057)
Futures Contracts	14,750	—	—	14,750

Total Investments	$4,428,141	$(61,057)	$—	$4,367,084

db-X MSCI EAFE Currency-Hedged Equity Fund
Investments in Securities
Common Stocks
Japan	$6,874,238	$—	$—	$6,874,238
United Kingdom	5,524,672	—	—	5,524,672
France	3,200,917	—	—	3,200,917
Switzerland	3,131,115	—	—	3,131,115
Germany	2,859,878	—	—	2,859,878
Australia	2,388,726	—	—	2,388,726
Netherlands	1,617,390	—	—	1,617,390
Hong Kong	1,289,187	—	—	1,289,187
Singapore	1,076,244	—	—	1,076,244
Spain	1,003,295	—	—	1,003,295
Sweden	897,673	—	—	897,673
Italy	637,884	—	—	637,884
Denmark	445,908	—	—	445,908
Norway	365,037	—	—	365,037
Ireland	305,629	—	—	305,629
Belgium	293,872	—	—	293,872
Finland	250,028	—	—	250,028
Austria	165,223	—	—	165,223
Israel	151,359	—	—	151,359
Portugal	62,371	—	—	62,371
Greece	43,776	—	—	43,776
New Zealand	14,082	—	—	14,082
Preferred Stocks
Germany	205,991	—	—	205,991
Other Financial Instruments*
Forward Foreign Currency Contracts	—	83,184	—	83,184
Futures Contracts	135,430	—	—	135,430

Total Investments	$32,939,925	$83,184	$—	$33,023,109

db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Investments in Securities
Common Stocks
China	$822,641	$—	$—	$822,641
South Korea	648,459	—	—	648,459
Taiwan	519,090	—	—	519,090
India	332,555	—	—	332,555
Brazil	324,542	—	—	324,542
Russia	317,426	—	—	317,426
South Africa	299,338	—	—	299,338
Mexico	195,753	—	—	195,753
Indonesia	163,885	—	—	163,885
Malaysia	155,495	—	—	155,495
Thailand	102,973	—	—	102,973
Chile	82,141	—	—	82,141
Poland	65,234	—	—	65,234
Turkey	61,145	—	—	61,145
Colombia	44,454	—	—	44,454
Philippines	33,650	—	—	33,650
Peru	37,321	—	—	37,321
Hungary	12,351	—	—	12,351
Czech Republic	10,812	—	—	10,812
Eqypt	10,170	—	—	10,170
Preferred Stocks
Brazil	333,665	—	—	333,665
South Korea	15,665	—	—	15,665
Chile	9,836	—	—	9,836
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(73,876)	—	(73,876)
Futures Contracts	17,440	—	—	17,440

Total Investments	$4,616,041	$(73,876)	$—	$4,542,165

db-X MSCI Japan Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$4,700,679	$—	$—	$4,700,679
Other Financial Instruments*
Forward Foreign Currency Contracts	—	275,179	—	275,179
Futures Contracts	22,320	—	—	22,320

Total Investments	$4,722,999	$275,179	$—	$4,998,178

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	April 23, 2012

By:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	April 23, 2012